Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Product Information [Line Items]
Basis of Presentation
(2)	Basis of Presentation
The accompanying condensed consolidated financial statements include the accounts of the Company and its controlled subsidiaries which reflect all adjustments necessary to state fairly the Company’s condensed consolidated financial position, results of operations and cash flows in accordance with principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated in consolidation. These condensed consolidated financial statements and related notes do not include all information and footnotes required by GAAP for annual reports. The accompanying condensed consolidated interim financial statements are unaudited and should be read in conjunction with the annual consolidated financial statements, and the notes thereto for the fiscal year ended December 31, 2025. Interim results of operations are not necessarily indicative of the results that may be achieved for the full year.
The Company classifies certain assets and liabilities as current utilizing the duration of the related contract or program as the Company’s operating cycle, which is generally longer than one year. This primarily impacts contract liabilities and contract assets. The Company classifies all other assets and liabilities based on whether the asset will be realized or the liability will be paid within one year.
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of SOLV Energy, Inc. and SOLV Energy Holdings LLC and its wholly-owned subsidiaries. SOLV Energy Holdings LLC is considered a variable interest entity and SOLV Energy, Inc. is the primary beneficiary and, through a wholly-owned subsidiary, the sole managing member of SOLV Energy Holdings LLC and has decision making authority that significantly affects the performance of the entity. Accordingly, the Company consolidates SOLV Energy Holdings LLC and reports non-controlling
interests representing the economic interest in SOLV Energy Holdings LLC held by the Continuing Equity Owners.

The
non-controlling
interests in the condensed consolidated statement of operations for the three months ended March 31, 2026 represents the portion of earnings attributable to the economic interest in SOLV Energy Holdings LLC held by the Continuing Equity Owners. The non-controlling
interests in the condensed consolidated balance sheet as of March 31, 2026 represents the portion of the net assets of the Company attributable to the Continuing Equity Owners, based on the portion of the LLC Interests owned by such unit holders, which was 43.0% of the total LLC Interests as of March 31, 2026.

(1) Organization
SOLV Energy, Inc. (the “Corporation”) was organized as a Delaware corporation on April 1, 2025, and its shares were funded on June 6, 2025. The Corporation’s fiscal year end is December 31.
The Corporation successfully completed an initial public offering (“IPO”) of 23,575,000 shares of its Class A common stock for net proceeds of approximately $552.5 million on February 12, 2026. In connection with the IPO, a wholly-owned subsidiary of the Corporation became the managing member of SOLV Energy Holdings LLC, and the Corporation, through the managing member, operates and controls all of the businesses and affairs of SOLV Energy Holdings LLC and, through SOLV Energy Holdings LLC and its subsidiaries, continue to conduct the business now conducted by these entities. See Note 4—
Subsequent Events
.

SOLV Energy Holdings LLC [Member]
Product Information [Line Items]
Basis of Presentation
(2) Basis of Presentation
Due to the common control ownership since 2021 of the Company and ASPE, the Merger was considered a merger between entities under common control and was accounted for in a manner similar to the pooling of interests method. The assets and liabilities of the Company and ASPE were combined at their historical carrying amounts, less intercompany eliminations, and no goodwill was recognized. These financial statements have been retrospectively adjusted for all periods presented to reflect the combined results of operations, financial position and cash flows of both entities as if the merger had occurred as of the earliest period presented, January 1, 2023.
The accompanying consolidated financial statements include the accounts of the Company and its controlled subsidiaries which reflect all adjustments necessary to state fairly the Company’s consolidated financial position, results of operations and cash flows in accordance with principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated in consolidation. Other parties’ interests in entities that the Company consolidates are reported as non-controlling
interests within equity. Net income or loss attributable to
non-controlling
interests is reported as a separate line item below net income or loss. The Company classifies certain assets and liabilities as current utilizing the duration of the related contract or program as the Company’s operating cycle, which is generally longer than one-year. This primarily impacts contract liabilities and contract assets. The Company classifies all other assets and liabilities based on whether the asset will be realized or the liability will be paid within one year. Certain prior period amounts have been reclassified to conform to the current period presentation for comparability.